Related Parties - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total remuneration received as salary and bonus by the key management personnel	$ 10,198,858	$ 9,895,645	$ 9,402,650
Fees received by Directors	$ 20,637,773	$ 46,967,049	$ 23,129,035